Long Term Debt Senior Notes Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 Rate	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	8.375%
Proceeds from Issuance of Subordinated Long-term Debt	$ 0	$ 22,889,000	$ 27,683,000
Unamortized Debt Issuance Expense	6,100,000	8,400,000
Debt Instrument, Unamortized Discount (Premium), Net	440,000	503,000
Debt Instrument, Call Feature	The Partnership has the option to redeem all or a portion of the Senior Notes at any time on or after June 1, 2015 at the redemption prices specified in the indenture plus accrued and unpaid interest. The Partnership may also redeem the Senior Notes, in whole or in part, at a "make-whole" redemption price specified in the indenture, plus accrued and unpaid interest, at any time prior to June 1, 2015.
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed	35.00%
Debt Instrument, Redemption Price, Percentage	108.375%
Senior Notes [Member]
Debt Instrument [Line Items]
Unamortized Debt Issuance Expense	1,000,000
2011 Debt Issuance [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	300,000,000
Debt Instrument, Unamortized Discount	2,200,000
Proceeds from Issuance of Subordinated Long-term Debt	297,800,000
2012 Debt Issuance [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	250,000,000
Debt Instrument, Unamortized Discount	3,700,000
Proceeds from Issuance of Subordinated Long-term Debt	$ 246,300,000